CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	¥ 490	¥ 323
Land use rights	2,437	2,480
Right-of-use assets	367	398
Intangible assets	2,032	2,368
Goodwill	19,542	19,493
Investments accounted for using equity method	4,274	4,330
Financial assets at fair value through other comprehensive income	6,540	3,168
Other investments	307	304
Prepayments, deposits and other assets	540	709
Deferred tax assets	352	347
Term deposits	8,719	6,530
Total non-current assets	45,600	40,450
Current assets
Inventories	8	14
Accounts receivable	2,918	2,670
Prepayments, deposits and other assets	3,438	2,958
Other investments	37	37
Term deposits	9,937	11,291
Restricted cash	31	34
Cash and cash equivalents	13,567	9,555
Total current assets	29,936	26,559
Total assets	75,536	67,009
Equity attributable to equity holders of the Company
Share capital	2	2
Additional paid-in capital	36,576	36,456
Shares held for share award schemes	(302)	(202)
Treasury shares	(6,996)	(6,349)
Other reserves	9,658	6,140
Retained earnings	16,969	12,052
Equity attributable to equity holders of the Company	55,907	48,099
Non-controlling interests	1,295	1,028
Total equity	57,202	49,127
Non-current liabilities
Notes payable	5,636	5,536
Other payables and other liabilities		6
Deferred tax liabilities	239	211
Lease liabilities	297	306
Deferred revenue	148	106
Total non-current liabilities	6,320	6,165
Current liabilities
Accounts payable	5,006	4,998
Other payables and other liabilities	3,472	4,022
Current tax liabilities	567	404
Lease liabilities	115	123
Deferred revenue	2,854	2,170
Total current liabilities	12,014	11,717
Total liabilities	18,334	17,882
Total equity and liabilities	¥ 75,536	¥ 67,009